                               SAMCO FUNDS, INC.

                SAMCO Aggregate Fixed Income Fund Class A Shares
              SAMCO Intermediate Fixed Income Fund Class A Shares

                                 ANNUAL REPORT
                                OCTOBER 31, 2000

SAMCO FUNDS, INC.
PRESIDENT'S LETTER

                                                               December 18, 2000

Dear Shareholder:

We are pleased to provide you with information about the SAMCO Funds, Inc. for the year ended October 31, 2000.

We greatly appreciate your participation in the Fund. We welcome the opportunity to discuss the objectives and results of the Fund. Please do not hesitate to contact us with any questions or comments you may have regarding this report,

Sincerely,

                [SIG]                                                             [SIG]
-------------------------------------                            ---------------------------------------

        John Talty, President                                         Peter Bourke, Vice-President

SAMCO FUNDS, INC.

TABLE OF CONTENTS

Cumulative Performance............................   1

Market/Portfolio Review...........................   3

Portfolio of Investments
    SAMCO Aggregate Fixed Income Fund.............   4
    SAMCO Intermediate Fixed Income Fund..........  10

Statements of Assets and Liabilities..............  14

Statements of Operations..........................  15

Statements of Changes in Net Assets...............  16

Financial Highlights..............................  17

Notes to Financial Statements.....................  19

Report of Independent Auditors....................  23

Federal Tax Information...........................  24

SAMCO FUNDS, INC.
SAMCO Aggregate Fixed Income Fund - A Shares
CUMULATIVE PERFORMANCE
OCTOBER 31, 2000
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN SAMCO
AGGREGATE FIXED INCOME FUND AND THE LEHMAN AGGREGATE BOND INDEX*

          SAMCO AGGREGATE FIXED INCOME FUND  LEHMAN AGGREGATE BOND INDEX
12/30/97                         $1,000,000                   $1,000,000
12/31/97                         $1,002,000                   $1,002,400
1/31/98                          $1,016,000                   $1,015,230
2/28/98                          $1,013,490                   $1,014,420
3/31/98                          $1,018,020                   $1,017,870
4/30/98                          $1,022,580                   $1,023,160
5/31/98                          $1,032,740                   $1,032,880
6/30/98                          $1,040,910                   $1,041,660
7/31/98                          $1,042,960                   $1,043,850
8/31/98                          $1,056,240                   $1,060,860
9/30/98                          $1,074,010                   $1,085,690
10/31/98                         $1,068,720                   $1,079,930
11/30/98                         $1,075,390                   $1,086,090
12/31/98                         $1,080,300                   $1,089,350
1/31/99                          $1,088,490                   $1,097,080
2/28/99                          $1,070,560                   $1,077,880
3/31/99                          $1,079,240                   $1,083,810
4/30/99                          $1,081,750                   $1,087,280
5/31/99                          $1,069,660                   $1,077,710
6/30/99                          $1,066,740                   $1,074,260
7/31/99                          $1,063,660                   $1,069,750
8/31/99                          $1,060,350                   $1,069,210
9/30/99                          $1,072,940                   $1,081,620
10/31/99                         $1,077,230                   $1,085,620
11/30/99                         $1,078,030                   $1,085,510
12/31/99                         $1,074,570                   $1,080,300
1/31/00                          $1,068,570                   $1,076,740
2/29/00                          $1,081,950                   $1,089,770
3/31/00                          $1,089,910                   $1,104,150
4/30/00                          $1,086,150                   $1,100,950
5/31/00                          $1,084,410                   $1,100,400
6/30/00                          $1,107,630                   $1,123,290
7/31/00                          $1,118,280                   $1,133,510
8/31/00                          $1,135,190                   $1,149,940
9/30/00                          $1,142,370                   $1,157,190
10/31/00                         $1,148,630                   $1,164,830

Past performance is not indicative of future performance

* The Lehman Brother Aggregate Bond Index is an unmanaged market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

                                    INVESTMENT PERFORMANCE
                           (FOR THE PERIODS ENDED OCTOBER 31, 2000)
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                                            Since Inception
                                                              One Year         (12/30/97)
SAMCO AGGREGATE FIXED INCOME FUND (a)                            6.63%                    5.00%
Lehman Aggregate Bond Index                                      7.30%                    5.52%

(a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SAMCO FUNDS, INC.
SAMCO Intermediate Fixed Income Fund
CUMULATIVE PERFORMANCE
OCTOBER 31, 2000
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN
SAMCO INTERMEDIATE FIXED INCOME FUND AND THE LEHMAN INTERMEDIATE
GOVERNMENT/CORPORATE INDEX*

          SAMCO INTERMEDIATE     LEHMAN INTERMEDIATE
           Fixed Income Fund  Government/Corporate Index
6/30/99           $1,000,000                  $1,000,000
7/31/99             $998,480                    $999,100
8/31/99           $1,000,250                    $999,900
9/30/99           $1,009,430                  $1,009,200
10/31/99          $1,011,340                  $1,011,820
11/30/99          $1,014,280                  $1,013,400
12/31/99          $1,012,410                  $1,009,700
1/31/00           $1,009,700                  $1,005,960
2/29/00           $1,018,900                  $1,014,210
3/31/00           $1,032,270                  $1,024,760
4/30/00           $1,028,580                  $1,022,400
5/31/00           $1,028,750                  $1,024,030
6/30/00           $1,045,680                  $1,042,060
7/31/00           $1,053,390                  $1,049,980
8/31/00           $1,067,890                  $1,062,370
9/30/00           $1,077,430                  $1,072,030
10/31/00          $1,082,900                  $1,076,970

Past performance is not indicative of future performance

* The Lehman Intermediate Government/Corporate Index is an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities, having maturities of 10 years or less. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

                                    INVESTMENT PERFORMANCE
                           (FOR THE PERIODS ENDED OCTOBER 31, 2000)
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                                            Since Inception
                                                              One Year         (06/30/99)
SAMCO INTERMEDIATE FIXED INCOME FUND (a)                         7.08%                    6.11%
Lehman Intermediate Government/Corporate Index                   6.44%                    5.68%

(a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SAMCO FUNDS, INC.
OCTOBER 31, 2000
--------------------------------------------------------------------------------

MARKET REVIEW:

There were two strong trends at work in the bond market over the past year, an inversion of the yield curve and significant widening of interest rate spreads. The impact of a tighter monetary policy from the Federal Reserve, the standard catalyst for an inverted yield curve, was given added momentum by the emerging shortage of Treasury Securities. This started in the opening months of 2000, when it became apparent that federal government budget surpluses would not be temporary and could continue for the next decade. The spread between the interest rates on 2-Year and 30-Year Treasuries flipped from +0.25% on December 31 to -0.75% in May. In June, the Office of Management and Budget predicted that all Treasuries, including bills, notes and bonds, would disappear by 2012 because the government would not need to borrow from the public. In the second half of the year, shorter maturity Treasuries followed the performance lead of the long sector. This move, however, was a response to the perception that the Fed was done raising rates.

Our income-oriented investment strategy normally leads to high allocations to non-Treasury sectors or "spread product", including Corporates, Mortgage Backed Securities (MBS) and Asset Backed Securities (ABS). As prices on Treasury issues continued to increase, spread product came under pressure and our investment style was at a disadvantage. During the first six months of 2000, all spread product underperformed Treasuries. Since the exposure to these sectors in the SAMCO Aggregate Fund (the "Aggregate Fund") was higher than their representation in the Lehman Aggregate Index, the Aggregate Fund underperformed the benchmark in the first half of 2000. The SAMCO Intermediate Fund (the "Intermediate Fund"), however, was not affected by the performance of the Treasury's longer dated issues and out-outperformed the Lehman Intermediate Government/Corporate Index in the first half.

Late in the second quarter, we took advantage of generous yields in the high quality, structured sectors and purchased Asset Backed Securities (ABS), Commercial Mortgage Backed Securities (CMBS) and Collateralized Mortgage Obligations (CMOs) in the shorter than 5-Year maturity sector. The spreads on these AAA-rated securities had widened to such a high level that the probability of their underperforming Treasuries in the future was very small. With the additional yield of these investments, we were able to reduce both the Aggregate and Intermediate Fund's exposure to the corporate sector without significantly changing the yield of the overall portfolios. With rising uncertainty about the future course of the economy, we deemed it prudent to increase the average quality of the Funds.

PORTFOLIO OVERVIEW:

The Funds benefited from this move when a further widening in corporate spreads developed. As evidence mounted that the pace of economic activity was moderating, investors recognized the implications for corporate profitability and priced their heightened credit and event risk concerns into the market. Our strategy of concentrating on higher quality Mortgages and Agencies paid off as these sectors did well versus Corporates. As a result, both the SAMCO Aggregate and Intermediate Funds performed well during the second half.

SAMCO FUNDS, INC.

SAMCO Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS
                                   COUPON
OCTOBER 31, 2000                    RATE     MATURITY    PAR/FACE              VALUE (A)
---------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT & AGENCY OBLIGATIONS:
     58.5%
    U.S. TREASURY OBLIGATIONS: 10.3%
    U.S. Treasury Bond              5.250%  02/15/2029  $ 1,615,000           $  1,471,738
    U.S. Treasury Bond              6.625%  02/15/2027    1,855,000              2,014,102
    U.S. Treasury Bond              8.875%  02/15/2019    1,635,000              2,149,541
    U.S. Treasury Note              5.625%  05/15/2008      375,000                369,676
                                                                              ------------
                                                                                 6,005,057
                                                                              ------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS AND
     PASS-THROUGH CERTIFICATES: 32.4%
    FHLMC                           8.500%  03/01/2020       12,994                 13,298
    FNMA (TBA)                      6.000%  01/24/2015      660,000                635,250
    FNMA (TBA)                      6.000%  01/19/2030      220,000                206,181
    FNMA (TBA)                      7.000%  01/01/2029    5,395,000              5,280,356
    FNMA (TBA)                      7.500%  11/01/2030    1,590,000              1,587,019
    FNMA (TBA)                      8.000%  01/01/2016    2,450,000              2,489,813
    FNMA (TBA)                      8.000%  11/01/2030    2,250,000              2,276,719
    FNMA Global Bond                7.250%  05/15/2030       45,000                 47,562
    FNMA Global Note                5.750%  04/15/2003      630,000                620,277
    FNMA Global Note                6.625%  10/15/2007      470,000                471,492
    FNMA Sovereign Agency           7.250%  01/15/2010    2,560,000              2,652,721
    GNMA                            7.500%  04/15/2029       51,239                 51,431
    GNMA                            7.500%  04/15/2029      454,327                456,236
    GNMA                            9.000%  02/15/2030       49,775                 51,535
    GNMA (TBA)                      6.500%  01/25/2030      550,000                530,750
    GNMA (TBA)                      7.500%  11/01/2030    1,460,000              1,465,019
                                                                              ------------
                                                                                18,835,659
                                                                              ------------
    U.S. GOVERNMENT AGENCY COLLATERALIZED
     MORTGAGE OBLIGATIONS: 15.8%
    FHLMC, Ser. 1360, Class PJ      5.000%  12/15/2020      430,000                411,562
    FHLMC, Ser. 1458, Class H       7.000%  10/15/2006      407,014                406,277
    FHLMC, Ser. 1686, Class PH      5.000%  05/15/2021      555,000                526,029
    FHLMC, Ser. 1944, Class GB      7.500%  04/17/2024      155,000                155,949
    FHLMC, Ser. 2034, Class PN      6.000%  04/15/2018      552,846                545,360
    FNMA - Pool # 415796            6.500%  05/01/2028       24,495                 23,573
    FNMA - Pool # 451121            6.500%  11/01/2028      267,926                257,841
    FNMA - Pool # 535285            6.500%  02/01/2030      159,664                153,654
    FNMA - Pool # 253436            7.500%  08/01/2030    1,206,715              1,205,038
    FNMA - Pool # 303076            6.500%  09/01/2024      535,529                518,581
    FNMA - Pool # 313877            6.500%  12/01/2027      318,602                307,126
    FNMA - Pool # 323481            9.500%  05/01/2018       74,177                 77,811
    FNMA - Pool # 415783            6.500%  05/01/2028      108,436                104,354
    FNMA - Pool # 433330            6.500%  08/01/2028       57,875                 55,697
    FNMA - Pool # 535534            7.500%  09/01/2030    1,251,290              1,249,551
    FNMA - Pool # 543302            6.500%  05/01/2029      109,767                105,635
    FNMA - Pool # 535193            7.500%  03/01/2030    1,135,112              1,134,119
    FNMA - Pool # 415956            6.500%  05/01/2028       16,860                 16,225
    FNMA, Ser. 1997-15, Class B     7.500%  07/18/2025      285,000                286,645
    FNMA, Ser. 1999-60, Class PB    7.000%  06/25/2021      380,000                380,342
    GNMA - Pool # 479461            9.000%  07/15/2030       93,092                 96,384
    GNMA - Pool # 479526            9.000%  08/15/2030       24,966                 25,849
    GNMA - Pool # 479674            9.000%  10/15/2030      190,000                196,720
    GNMA - Pool # 491265            7.500%  04/15/2029       29,986                 30,112
    GNMA - Pool # 506673            7.500%  04/15/2029       69,781                 70,075
    GNMA - Pool # 531263            9.000%  07/15/2030       23,131                 23,949
    GNMA - Pool # 434846            9.000%  08/15/2030      195,080                201,968
    GNMA - Pool # 434877            9.000%  09/15/2030      288,290                298,486
    GNMA - Pool # 479525            9.000%  08/15/2030       98,920                102,418
    GNMA - Pool # 523209            9.000%  08/15/2030      173,903                180,054
    GNMA - Pool # 531299            9.000%  08/15/2030       24,784                 25,660
                                                                              ------------
                                                                                 9,173,044
                                                                              ------------

     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST -
     $33,888,450)                                                               34,013,760
                                                                              ------------

SAMCO FUNDS, INC.

SAMCO Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2000                      RATE     MATURITY    PAR/FACE              VALUE (A)
------------------------------------------------------------------------------------------------------

    CORPORATE OBLIGATIONS: 23.4%
    AEROSPACE & DEFENSE: 0.4%
    Lockheed Martin Corp.              7.200%  05/01/2036  $    90,000           $     87,866
    Lockheed Martin Corp.              8.500%  12/01/2029      125,000                133,754
                                                                                 ------------
                                                                                      221,620
                                                                                 ------------
    AIRLINES: 0.2%
    Continental Airlines, Inc., Ser.
      1996-B                           7.820%  10/15/2013       88,722                 88,498
                                                                                 ------------

    AUTOMOTIVE: 0.4%
    Ford Motor Credit Co.              7.450%  07/16/2031      100,000                 92,184
    Ford Motor Credit Co.              7.600%  08/01/2005      125,000                125,827
                                                                                 ------------
                                                                                      218,011
                                                                                 ------------
    BANKING: 3.1%
    African Development Bank -
      Yankee                           8.800%  09/01/2019       70,000                 80,516
    Bank of America Corp.              7.875%  05/16/2005      140,000                143,707
    Bank One Corp.                     7.875%  08/01/2010      110,000                110,833
    BNP Paribas Capital Trust (FRN)
      (144A)                           9.003%  12/29/2049      290,000                289,527
    Chase Manhattan Corp., Ser. C
      (FRN) (MTN)                      6.123%  01/03/2002      450,000                450,296
    FleetBoston Financial Corp.        7.250%  09/15/2005      175,000                175,706
    Husky Terra Nova Finance           8.450%  02/01/2012      424,000                428,702
    Societe Generale Real Estate LLC
      (144A)                           7.640%  12/29/2049      140,000                131,298
                                                                                 ------------
                                                                                    1,810,585
                                                                                 ------------
    COMMERCIAL SERVICES: 1.8%
    ERAC USA Finance Co. (144A)        8.250%  05/01/2005      165,000                167,342
    Household Auto Trust, Ser.
      2000-2, Class A3                 7.340%  11/17/2004      660,000                668,356
    Hyder PLC (144A)                   7.375%  12/15/2028      285,000                217,796
                                                                                 ------------
                                                                                    1,053,494
                                                                                 ------------
    COSMETICS & PERSONAL CARE: 0.4%
    Procter & Gamble Co.               8.000%  09/01/2024      215,000                230,675
                                                                                 ------------

    ELECTRIC UTILITIES: 1.9%
    Arizona Public Service Co.         7.625%  08/01/2005      160,000                161,636
    Dominion Resources, Inc.           7.600%  07/15/2003      230,000                231,687
    Dominion Resources, Inc.           8.125%  06/15/2010       85,000                 87,661
    Great Lakes Power                  8.300%  03/01/2005      190,000                188,122
    Ontario Hydro                      6.100%  01/30/2008      165,000                157,184
    PP&L Capital Funding (MTN)         7.750%  04/15/2005      140,000                139,513
    PPL Montana (144A)                 8.903%  07/02/2020      160,000                161,428
                                                                                 ------------
                                                                                    1,127,231
                                                                                 ------------

SAMCO FUNDS, INC.

SAMCO Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2000                      RATE     MATURITY    PAR/FACE              VALUE (A)
------------------------------------------------------------------------------------------------------
    FINANCIAL SERVICES: 5.8%
    AT&T Universal Card Master
      Trust, Ser. 1995-3, Class A      6.924%  10/17/2004  $   420,000           $    420,265
    Cedar Brakes I LLC (144A)          8.500%  02/15/2014      100,000                100,806
    Citigroup, Inc.                    7.250%  10/01/2010      730,000                724,182
    Countrywide Capital I              8.000%  12/15/2026      135,000                117,559
    Duke Capital Corp.                 7.500%  10/01/2009      130,000                130,674
    General Electric Capital Corp.     7.000%  02/03/2003      165,000                166,250
    Household Finance Corp.            8.000%  07/15/2010       85,000                 85,965
    Lehman Brothers Holdings, Inc.
      (MTN)                            7.000%  05/15/2003      225,000                223,265
    Natexis Ambs Co. LLC (144A)        8.440%  12/29/2049      130,000                124,210
    Nationslink Funding Corp., Ser.
      1999-SL, Class A2                6.096%  12/10/2001      620,000                614,384
    PDVSA Finance Ltd., Ser. 1999-F
      - Yankee                         8.750%  02/15/2004      122,640                121,414
    Ras Laffin-Lincs Ser. 1997-11,
      (FRN) (144A)                     7.850%  03/18/2014      235,000                242,793
    UBS Preferred Funding Trust I
      (FRN)                            8.622%  10/29/2049       90,000                 90,948
    Unicredito Italiano Capital
      Trust (144A)                     9.200%  10/05/2049      220,000                219,111
                                                                                 ------------
                                                                                    3,381,826
                                                                                 ------------
    HEAVY MACHINERY: 0.9%
    Cummins Engine Co., Inc.           5.650%  03/01/2098      435,000                243,474
    UNOVA, Inc.                        6.875%  03/15/2005      395,000                300,811
                                                                                 ------------
                                                                                      544,285
                                                                                 ------------
    INDUSTRIAL - DIVERSIFIED: 0.4%
    Tyco International Group SA -
      Yankee (144A)                    6.875%  09/05/2002      205,000                204,410
                                                                                 ------------

    INSURANCE: 1.5%
    Anthem Insurance (144A)            9.000%  04/01/2027      205,000                172,676
    Anthem Insurance Companies, Inc.   9.125%  04/01/2010      210,000                199,672
    Florida Windstorm Underwriting
      Association (144A)               6.500%  08/25/2002      255,000                252,613
    URC Holdings Corp. (144A)          7.875%  06/30/2006      250,000                257,409
                                                                                 ------------
                                                                                      882,370
                                                                                 ------------
    MEDIA - BROADCASTING & PUBLISHING: 0.4%
    Clear Channel Communications       7.250%  09/15/2003      135,000                134,514
    News America Inc.                  7.125%  04/08/2028      115,000                 97,109
                                                                                 ------------
                                                                                      231,623
                                                                                 ------------
    METALS: 0.5%
    CMS Panhandle Holding Co. (144A)   6.125%  03/15/2004      150,000                141,574
    Scotia Pacific Co. LLC, Ser. B,
      Class A-3 (144A)                 7.710%  01/20/2014      160,000                120,489
                                                                                 ------------
                                                                                      262,063
                                                                                 ------------
    OIL & GAS: 1.8%
    EdperBrascan Corp.                 7.125%  12/16/2003      180,000                174,534
    Kern River Funding Corp., Ser. B
      (144A)                           6.720%  09/30/2001      160,000                159,464
    Petroleum Geo-Services             7.125%  03/30/2028      280,000                244,167
    Transportation-Canada Pipeline,
      Ltd.                             9.875%  01/01/2021      120,000                142,778
    Yosemite Securities Trust I
      (144A)                           8.250%  11/15/2004      335,000                339,116
                                                                                 ------------
                                                                                    1,060,059
                                                                                 ------------

SAMCO FUNDS, INC.

SAMCO Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2000                      RATE     MATURITY    PAR/FACE              VALUE (A)
------------------------------------------------------------------------------------------------------
    PHARMACEUTICALS: 1.0%
    Lilly Del Mar, Inc. (FRN) (144A)   7.717%  08/01/2029  $   605,000           $    606,733
                                                                                 ------------

    REAL ESTATE: 0.1%
    Nationwide Health Properties,
      Inc., Ser. B (REIT) (MTN)        7.670%  04/18/2003       70,000                 67,720
                                                                                 ------------

    TELEPHONE SYSTEMS: 1.8%
    Deutsche Telekom International
      Finance BV                       7.750%  06/15/2005      145,000                147,467
    Deutsche Telekom International
      Finance BV                       8.250%  06/15/2030      140,000                143,297
    Marconi Corp. PLC - Yankee         8.375%  09/15/2030      235,000                223,908
    Qwest Capital Funding              7.900%  08/15/2010       90,000                 91,367
    Telecom New Zealand Finance        6.250%  02/10/2003      280,000                275,757
    Telefonica Europe BV               7.350%  09/15/2005      140,000                140,420
                                                                                 ------------
                                                                                    1,022,216
                                                                                 ------------
    TRANSPORTATION: 1.0%
    Windsor Petroleum                  7.840%  01/15/2021      690,000                600,507
                                                                                 ------------

     TOTAL CORPORATE OBLIGATIONS (COST - $13,588,486)                              13,613,926
                                                                                 ------------

    SOVEREIGN DEBT OBLIGATIONS: 1.9%
    BANKING: 0.5%
    SE Banken (144A)                   6.500%  12/29/2049      295,000                283,718
                                                                                 ------------

    CANADA: 1.4%
    Province of Manitoba               7.500%  02/22/2010      220,000                228,445
    Province of Manitoba - Yankee      5.500%  10/01/2008       70,000                 63,735
    Province of Ontario                7.750%  06/04/2002      150,000                152,596
    Province of Quebec                 7.500%  09/15/2029      300,000                303,301
    Province of Saskatchewan -
      Yankee                           7.375%  07/15/2013       55,000                 56,055
                                                                                 ------------
                                                                                      804,132
                                                                                 ------------

     TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $1,079,633)                           1,087,850
                                                                                 ------------

PREFERRED STOCKS: 0.8%                                      SHARES
                                                           -----------
    Duke-Weeks Realty Corp. (REIT)     7.990%(b)                 6,650                292,808
    SPG Properties, Inc. (REIT)        7.890%(c)                 4,095                174,933
                                                                                 ------------
     TOTAL PREFERRED STOCKS (COST - $478,442)                                         467,741
                                                                                 ------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.6%                       PAR/FACE
                                                                -----------
    GS Mortgage Securities Corp. II, Ser.
      2000-1, Class A (FRN)                 6.970%  03/20/2023  $   413,860                413,860
    Residential Funding Mortgage
      Securities I, Ser. 1997-S14, Class
      A6                                    7.250%  10/25/2027      720,000                696,952
    Washington Mutual, Ser. 2000-1, Class
      A1 (FRN)                              6.403%  06/25/2024      404,514                403,592
                                                                                      ------------
     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $1,502,275)                       1,514,404
                                                                                      ------------

SAMCO FUNDS, INC.

SAMCO Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                           COUPON
OCTOBER 31, 2000                           RATE     MATURITY    PAR/FACE            VALUE (A)
-----------------------------------------------------------------------------------------------------------

    ASSET BACKED SECURITIES: 34.1%
    ABSC Long Beach Home Equity Loan
      Trust, Ser. 2000-LB1, Class AV
      (FRN)                                 6.880%  08/21/2030  $   468,995           $    469,068
    AFC Home Equity Loan Trust, Ser.
      1999-1, Class 2A1 (FRN)               6.259%  02/24/2029      209,188                209,782
    American Express Master Trust, Ser.
      1996-2, Class A (FRN)                 6.005%  08/15/2002      360,000                360,194
    Americredit Automobile Receivables
      Trust, Ser 2000-B, Class A4 (FRN)     6.936%  04/05/2007      440,000                441,446
    Americredit Automobile Receivables
      Trust, Ser. 2000-A, Class A3          7.150%  08/12/2004      575,000                578,663
    Americredit Automobile Receivables
      Trust, Ser. 2000-C, Class A4          6.830%  07/12/2007      370,000                370,694
    Asset Securitization Corp., Ser.
      1996-MD6, Class A                     6.880%  11/13/2026      545,000                544,235
    AT&T Universal Card Master Trust,
      Ser. 1996-3, Class A (FRN)            6.273%  09/17/2003      265,000                265,055
    BA Master Credit Card Trust, Ser.
      1996-A, Class A (FRN)                 6.015%  08/15/2003      380,000                380,141
    Banc One Heloc Trust (FRN)              6.821%  05/15/2021      296,994                296,786
    Bay View Auto Trust, Ser. 2000-LJ1,
      Class A4                              7.640%  11/25/2010      685,000                695,268
    Champion Home Equity Loan Trust, Ser.
      1999-1, Class A (FRN)                 6.139%  03/25/2029       27,276                 27,269
    Chase Credit Card Master Trust, Ser.
      1998-6, Class A (FRN)                 6.390%  09/15/2004      475,000                476,487
    Chase Credit Card Master Trust, Ser.
      2000-2, Class B (FRN)                 6.420%  07/15/2005      475,000                476,468
    Chase Credit Card Master Trust, Ser.
      2000-3, Class A                       6.750%  01/15/2008      455,000                453,365
    Chase Funding Mortgage Loan, Ser.
      2000-3, Class II                      6.840%  10/25/2030      225,000                224,543
    Chase Funding Mortgage Loan, Series
      2000-2, Class IIA1 (FRN)              6.931%  05/25/2030      420,833                421,134
    Citibank Credit Card Issuance Trust,
      Series 2000-B2                        6.910%  10/15/2007      575,000                573,652
    Citibank Credit Card Master Trust I,
      Ser. 1999-3, Class A (FRN)            6.220%  03/15/2004      485,000                485,079
    Countrywide Home Equity Loan Trust,
      Ser 2000-B, Class A2 (FRN)            6.850%  08/15/2026      423,712                423,208
    Countrywide Home Equity Loan Trust,
      Ser. 1998, Class A                    6.194%  03/15/2024      279,598                279,050
    Countrywide Home Equity Loan Trust,
      Ser. 2000-A, Class A2 (FRN)           6.410%  05/15/2026      251,655                250,810
    DaimlerChrysler Auto Trust, Ser.
      2000-A, Class A3                      7.090%  12/06/2003      300,000                301,626
    Discover Card Master Trust I, Ser.
      2000-3, Class A                       6.740%  09/16/2005      485,000                485,627
    Discover Card Master Trust I, Ser.
      1996-1, Class A (FRN)                 6.055%  07/16/2003      365,000                365,051
    Discover Card Master Trust, Ser.
      2000-8, Class A (FRN)                 8.000%  04/16/2006      450,000                449,789
    DLJ Commercial Mortgage Corp., Ser.
      2000-CKP1, Class A1B                  7.180%  11/10/2033      225,000                225,000
    EQCC Home Equity Loan Trust, Ser.
      1998-4, Class A1F (FRN)               6.570%  01/15/2029      442,434                444,300
    EQCC Home Equity Loan Trust, Ser.
      1999-3, Class A7                      7.448%  08/25/2030      667,214                669,446
    Falcon Franchise Loan LLC, Ser.
      2000-1, Class A1                      7.382%  10/05/2010      517,284                517,284
    First Chicago Master Trust II, Ser.
      1996-Q, Class A (FRN)                 6.015%  04/15/2003      500,000                500,280
    First Chicago Master Trust II, Ser.
      1998-V, Class A (FRN)                 6.410%  10/15/2003      470,000                470,559
    First National Bank of Chicago, Ser.
      1993-A                                8.080%  01/05/2018      200,000                205,022
    First Union Master Credit Card Trust,
      Ser. 1996-1, Class A (FRN)            6.055%  09/15/2003      365,000                365,069
    First USA Credit Card Master Trust,
      Ser. 1994-8, Class A (FRN)            5.692%  06/15/2004      465,000                465,558
    Fleet Credit Card Master Trust II,
      Ser. 2000-A, Class A (FRN)            6.134%  07/15/2005      200,000                200,304
    Fleet Credit Card Master Trust, Ser.
      1995-F, Class A2 (FRN)                6.075%  08/01/2003      160,000                160,016
    GS Mortgage Securities Corp., Ser.
      1997-GL Class A2A                     6.940%  07/13/2030       61,313                 61,123
    IMC Home Equity Loan Trust, Ser.
      1997-6, Class A (FRN)                 6.815%  01/20/2028       87,761                 87,699
    LB Commercial Conduit Mortgage, Ser.
      1998-C4 Class A1A                     5.870%  08/15/2006      637,853                616,532
    MBNA Master Credit Card Trust, Ser.
      1997-N, Class A (FRN)                 6.166%  11/15/2002       40,000                 39,994
    Merrill Lynch Home Equity Loan, Ser.
      1997-1, Class A (FRN)                 5.994%  09/25/2027      382,281                380,641
    Northwest Airlines Corp., Ser.
      1999-2C                               8.304%  09/01/2010      268,154                266,473
    Northwest Airlines Corp., Ser.
      1999-3, Class C                       9.152%  04/01/2010        3,917                  3,955
    Olympic Automobile Receivables Trust,
      Ser. 1996-D, Class A5                 6.250%  11/15/2004      610,000                607,822
    Olympic Automobile Receivables Trust,
      Ser. 1997-A, Class A5                 6.800%  02/15/2005      500,000                499,985
    Option One Mortgage Loan Trust, Ser.
      2000-5, Class A (FRN)                 6.000%  08/20/2030      400,000                400,000
    Pemex Finance Ltd., Ser. 2000-1,
      Class A1 (144A)                       9.030%  02/15/2011      105,000                109,880
    Providian Master Trust, Ser. 1997-3,
      Class A (FRN)                         5.995%  12/15/2005      420,000                420,029
    Residential Asset Securities Corp.,
      Ser. 2000-KS4,                        6.850%  09/25/2031      422,381                421,985
    RGS (AEGCO) Funding Corp., Ser. E       9.810%  12/07/2021       64,958                 73,372
    Salton Sea Funding, Ser. B (144A)       7.370%  05/30/2005       76,132                 76,672
    Scotia Pacific Co. LLC, Ser. B, Class
      A-2                                   7.110%  01/20/2014      300,000                253,777
    UCFC Home Equity Loan, Ser. 1997-A1,
      Class A6                              7.435%  11/15/2024      190,000                191,258
    UCFC Home Equity Loan, Ser. 1997-C,
      Class A7                              6.845%  01/15/2029      375,708                370,711
    UCFC Home Equity Loan, Ser. 1997-D,
      Class A5                              6.755%  11/15/2023      390,000                382,262
                                                                                      ------------
     TOTAL ASSET BACKED SECURITIES (COST - $19,745,198)                                 19,791,498
                                                                                      ------------

SAMCO FUNDS, INC.

SAMCO Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                           COUPON
OCTOBER 31, 2000                           RATE     MATURITY    PAR/FACE            VALUE (A)
-----------------------------------------------------------------------------------------------------------

    SHORT-TERM INVESTMENTS: 4.6%
    Investors Bank & Trust Company
      Repurchase Agreement, in the amount
      of $2,686,334: Issued 10/31/2000
      (collateralized by $2,792,321 par
      of FNMA Pool # 330136, 7.500% due
      2/01/2010 with a market value of
      $2,820,244) (Cost - $2,685,910)       5.690%              $ 2,685,910           $  2,685,910
                                                                                      ------------

    TOTAL INVESTMENTS: 125.9% (COST - $72,968,394)                                      73,175,089

    LIABILITIES, NET OF OTHER ASSETS: (25.9%)                                          (15,076,117)
                                                                                      ------------

    NET ASSETS: 100.0%
    Applicable to 6,012,785 outstanding $.001 par value shares
      (Authorized 350,000,000 for the Class A shares)                                 $ 58,098,972
                                                                                      ============

    Net Asset Value, Offering and Redemption Price Per Share                          $       9.66
                                                                                      ============

        Summary of Abbreviations

 (a)  See note 2 to the Financial Statements
 (b) Coupon Rate shown represents current rate. Rate will increase by 2.00% on 10/01/2012
 (c) Coupon Rate shown represents current rate. Rate will increase by 2.00% on 09/30/2012.
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2000, the aggregate value of the securities is $4,500,479 or 7.7% of the net assets.
 FHLM Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 FRN  Floating Rate Note
 GNMA Government National Mortgage Association
 MTN  Medium-Term Note
 REIT Real Estate Investment Trust
 TBA  To Be Announced - Security is subject to delayed delivery
 Yankee U.S. dollar denominated security issued by a non-U.S. company in the U.S.

        See Notes to the Financial Statements.

SAMCO FUNDS, INC.

SAMCO Intermediate Fixed Income Fund
PORTFOLIO OF INVESTMENTS
                                      COUPON
OCTOBER 31, 2000                       RATE    MATURITY    PAR/FACE    VALUE (A)
----------------------------------------------------------------------------------
    U.S. GOVERNMENT & AGENCY OBLIGATIONS:
     34.3%
    U.S. TREASURY OBLIGATIONS: 13.8%
    U.S. Treasury Note                5.625%  05/15/2008  $1,280,000  $  1,261,828
    U.S. Treasury Note                5.750%  08/15/2003     210,000       209,213
    U.S. Treasury Note                7.000%  07/15/2006      70,000        73,792
                                                                      ------------
                                                                         1,544,833
                                                                      ------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS AND
     PASS-THROUGH CERTIFICATES: 5.9%
    FHLMC                             6.500%  09/15/2022     205,000       202,437
    FNMA Global Note                  6.625%  10/15/2007     310,000       310,984
    FNMA Global Note                  7.125%  06/15/2010      40,000        41,212
    Overseas Private Investment
      Corp., Ser. 1998-946-1          7.600%  12/15/2012     100,000       103,313
                                                                      ------------
                                                                           657,946
                                                                      ------------
    U.S. GOVERNMENT AGENCY COLLATERALIZED
     MORTGAGE OBLIGATIONS: 14.6%
    FHLMC, Ser. 1360, Class PJ        5.000%  12/15/2020     190,000       181,853
    FHLMC, Ser. 1458, Class H         7.000%  10/15/2006     104,504       104,314
    FHLMC, Ser. 1686, Class PH        5.000%  05/15/2021     170,000       161,126
    FNMA - Pool # 253436              7.500%  08/01/2030     342,648       342,171
    FNMA - Pool # 535534              7.500%  09/01/2030     353,916       353,424
    FNMA - Pool #535161               7.500%  02/01/2030     260,026       259,798
    FNMA Series 1993-201 Class G      3.500%  05/25/2019     134,662       129,305
    FNMA, Ser. 1999-60, Class PB      7.000%  06/25/2021     110,000       110,099
                                                                      ------------
                                                                         1,642,090
                                                                      ------------
     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $3,811,931)      3,844,869
                                                                      ------------

    CORPORATE OBLIGATIONS: 32.2%
    AEROSPACE & DEFENSE: 1.6%
    Lockheed Martin Corp.             7.950%  12/01/2005      95,000        97,617
    Raytheon Co. (144A)               7.900%  03/01/2003      85,000        86,294
                                                                      ------------
                                                                           183,911
                                                                      ------------
    AIRLINES: 1.4%
    Continental Airlines, Inc.        6.800%  07/02/2007      72,861        70,159
    Delta Air Lines, Inc., Ser.
      1992-A1                         8.270%  09/23/2007      80,805        81,763
                                                                      ------------
                                                                           151,922
                                                                      ------------
    AUTOMOTIVE: 3.2%
    Arcadia Automobile Receivables
      Trust, Ser. 1997-C, Class A5    6.550%  06/15/2005      75,000        74,816
    DaimlerChrysler North America
      Holdings, Corp.                 7.750%  05/27/2003     110,000       111,461
    Ford Motor Credit Co.             7.500%  06/15/2003     105,000       105,558
    Ford Motor Credit Co.             7.600%  08/01/2005      65,000        65,430
                                                                      ------------
                                                                           357,265
                                                                      ------------
    BANKING: 2.4%
    Bank of America Corp.             7.875%  05/16/2005      40,000        41,059
    Bank One Corp.                    7.875%  08/01/2010      35,000        35,265
    BNP Paribas Capital Trust (FRN)
      (144A)                          9.003%  12/29/2049      90,000        89,853
    FleetBoston Financial Corp.       7.250%  09/15/2005      55,000        55,222
    Societe Generale Real Estate LLC
      (144A)                          7.640%  12/29/2049      45,000        42,203
                                                                      ------------
                                                                           263,602
                                                                      ------------

SAMCO FUNDS, INC.

SAMCO Intermediate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2000                      RATE    MATURITY    PAR/FACE    VALUE (A)
----------------------------------------------------------------------------------
    COMMERCIAL SERVICES: 2.1%
    ERAC USA Finance Co. (144A)       8.250%  05/01/2005  $   50,000  $     50,710
    Household Auto Trust, Ser.
      2000-2, Class A3                7.340%  11/17/2004     185,000       187,342
                                                                      ------------
                                                                           238,052
                                                                      ------------
    COMPUTERS & INFORMATION: 0.8%
    International Business Machines
      Corp.                           6.220%  08/01/2027      95,000        93,555
                                                                      ------------

    ELECTRIC UTILITIES: 3.9%
    Arizona Public Service Co.        7.625%  08/01/2005      50,000        50,511
    Dominion Resources, Inc.          7.600%  07/15/2003      80,000        80,587
    Dominion Resources, Inc.          8.125%  06/15/2010      25,000        25,783
    Great Lakes Power                 8.300%  03/01/2005     165,000       163,370
    Jersey Central Power & Light      6.375%  05/01/2003      70,000        68,923
    Ontario Hydro                     6.100%  01/30/2008      50,000        47,632
                                                                      ------------
                                                                           436,806
                                                                      ------------
    FINANCIAL SERVICES: 7.5%
    Citigroup, Inc.                   7.250%  10/01/2010     170,000       168,645
    Countrywide Home Loan             6.250%  04/15/2009      70,000        62,938
    Duke Capital Corp.                7.500%  10/01/2009      45,000        45,233
    General Electric Capital Corp.    7.000%  02/03/2003      55,000        55,417
    Household Finance Corp.           8.000%  07/15/2010      25,000        25,284
    Lehman Brothers Holdings, Inc.
      (MTN)                           7.000%  05/15/2003      70,000        69,460
    Natexis Ambs Co. LLC (144A)       8.440%  12/29/2049      40,000        38,219
    Nationslink Funding Corp., Ser.
      1999-SL, Class A2               6.096%  12/10/2001     180,000       178,370
    Ras Laffin-Lincs Ser. 1997-11,
      (FRN) (144A)                    7.850%  03/18/2014      70,000        72,321
    UBS Preferred Funding Trust I
      (FRN)                           8.622%  10/29/2049      30,000        30,316
    Unicredito Italiano Capital
      Trust (144A)                    9.200%  10/05/2049     100,000        99,596
                                                                      ------------
                                                                           845,799
                                                                      ------------
    HEAVY MACHINERY: 0.5%
    UNOVA, Inc.                       6.875%  03/15/2005      70,000        53,308
                                                                      ------------

    INDUSTRIAL - DIVERSIFIED: 0.6%
    Tyco International Group SA -
      Yankee (144A)                   6.875%  09/05/2002      65,000        64,813
                                                                      ------------

    INSURANCE: 1.2%
    Anthem Insurance Companies, Inc.  9.125%  04/01/2010      30,000        28,525
    Florida Windstorm Underwriting
      Association (144A)              6.500%  08/25/2002      30,000        29,719
    URC Holdings Corp. (144A)         7.875%  06/30/2006      75,000        77,223
                                                                      ------------
                                                                           135,467
                                                                      ------------
    MEDIA - BROADCASTING & PUBLISHING: 0.4%
    Clear Channel Communications      7.250%  09/15/2003      40,000        39,856
                                                                      ------------

    METALS: 1.0%
    CMS Panhandle Holding Co. (144A)  6.125%  03/15/2004      45,000        42,472
    Scotia Pacific Co. LLC, Ser. B,
      Class A-1                       6.550%  01/20/2007      72,279        70,504
                                                                      ------------
                                                                           112,976
                                                                      ------------
    OIL & GAS: 1.2%
    EdperBrascan Corp.                7.125%  12/16/2003      40,000        38,785
    Yosemite Securities Trust I
      (144A)                          8.250%  11/15/2004      95,000        96,167
                                                                      ------------
                                                                           134,952
                                                                      ------------

SAMCO FUNDS, INC.

SAMCO Intermediate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2000                      RATE    MATURITY    PAR/FACE    VALUE (A)
----------------------------------------------------------------------------------
    PHARMACEUTICALS: 0.9%
    Lilly Del Mar, Inc. (FRN) (144A)  7.717%  08/01/2029  $  100,000  $    100,286
                                                                      ------------

    TELEPHONE SYSTEMS: 2.5%
    Marconi Corp. PLC                 7.750%  09/15/2010      90,000        86,870
    Telefonica Europe BV              7.750%  09/15/2010     120,000       120,552
    Worldcom, Inc.                    6.400%  08/15/2005      80,000        76,934
                                                                      ------------
                                                                           284,356
                                                                      ------------
    TRANSPORTATION: 1.0%
    Windsor Petroleum                 7.840%  01/15/2021     130,000       113,139
                                                                      ------------
     TOTAL CORPORATE OBLIGATIONS (COST - $3,580,640)                     3,610,065
                                                                      ------------

    SOVEREIGN DEBT OBLIGATIONS: 1.5%
    CANADA: 1.5%
    Province of Manitoba              7.500%  02/22/2010      80,000        83,071
    Province of Manitoba - Yankee     5.500%  10/01/2008      20,000        18,210
    Province of Ontario               7.750%  06/04/2002      45,000        45,779
    Province of Saskatchewan -
      Yankee                          7.375%  07/15/2013      20,000        20,383
                                                                      ------------
                                                                           167,443
                                                                      ------------
     TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $166,633)                    167,443
                                                                      ------------

PREFERRED STOCKS: 1.2%                                    SHARES
                                                          ----------
    SPG Properties, Inc. (REIT)
      (Cost - $128,771)               7.890%                   3,100       132,428

ASSET BACKED SECURITIES: 26.4%                            PAR/FACE
                                                          ----------
    Americredit Automobile
      Receivables Trust, Ser. 2000    7.050%  02/12/2005  $   70,000        70,493
    Americredit Automobile
      Receivables Trust, Ser.
      2000-A, Class A3                7.150%  08/12/2004     170,000       171,083
    Asset Securitization Corp., Ser.
      1996-MD6, Class A               6.880%  11/13/2026     150,000       149,789
    Bay View Auto Trust, Ser.
      2000-LJ1, Class A4              7.640%  11/25/2010     205,000       208,073
    Chemical Master Credit Card
      Trust I, Ser. 1996-1,           5.550%  09/15/2003     190,000       189,534
    Citicorp Lease, Ser. 1999-1,
      Class A1 (144A)                 7.220%  06/15/2005      95,625        95,883
    Contimortgage Home Equity Loan
      Trust, Ser. 1996-2, Class A8    7.900%  07/15/2027     225,000       227,322
    DaimlerChrysler Auto Trust, Ser.
      2000-A, Class A3                7.090%  12/06/2003     225,000       226,219
    EQCC Home Equity Loan Trust,
      Ser. 1999-3, Class A7           7.448%  08/25/2030     188,560       189,191
    Falcon Franchise Loan LLC, Ser.
      2000-1, Class A1                7.382%  10/05/2010     139,269       139,269
    GS Mortgage Securities Corp.,
      Ser. 1997-GL Class A2A          6.940%  07/13/2030      41,693        41,563
    LB Commercial Conduit Mortgage,
      Ser. 1998-C4 Class A1A          5.870%  08/15/2006     178,420       172,457
    Northwest Airlines Corp., Ser.
      1999-3, Class C                 9.152%  04/01/2010      47,007        47,454
    Northwest Airlines Corp., Ser.
      1999-3, Class G                 7.935%  10/01/2020      49,278        50,072
    Olympic Automobile Receivables
      Trust, Ser. 1996-D, Class A5    6.250%  11/15/2004     260,000       259,072
    Olympic Automobile Receivables
      Trust, Ser. 1997-A, Class A5    6.800%  02/15/2005     170,000       169,995
    Pemex Finance Ltd., Ser. 2000-1,
      Class A1 (144A)                 9.030%  02/15/2011      35,000        36,627
    Scotia Pacific Co. LLC, Ser. B,
      Class A-2                       7.110%  01/20/2014      55,000        46,526
    UCFC Home Equity Loan, Ser.
      1997-A1, Class A6               7.435%  11/15/2024     170,000       171,125
    UCFC Home Equity Loan, Ser.
      1997-D, Class A5                6.755%  11/15/2023      85,000        83,314
    WFS Financial Owner Trust, Ser.
      2000-C, Class A3                7.070%  02/20/2005     210,000       211,646
                                                                      ------------
     TOTAL ASSET BACKED SECURITIES (COST - $2,938,379)                   2,956,707
                                                                      ------------

SAMCO FUNDS, INC.

SAMCO Intermediate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2000                      RATE    MATURITY    PAR/FACE    VALUE (A)
----------------------------------------------------------------------------------
    SHORT-TERM INVESTMENTS: 6.6%
    Investors Bank & Trust Company
      Repurchase Agreement, in the
      amount of $693,637: Issued
      10/31/2000 (collateralized by
      $721,004 par of FNMA
      Pool # 330136, 7.500% due
      2/01/2010 with a market value
      of $728,214)                    5.690%  11/01/2000  $  693,528  $    693,528
    Treasury Bill*                    6.095%  12/07/2000      50,000        49,712
                                                                      ------------
    TOTAL SHORT-TERM INVESTMENTS (COST - $743,240)                         743,240
                                                                      ------------

    TOTAL INVESTMENTS: 102.2% (COST - $11,369,594)                      11,454,752

    LIABILITIES, NET OF OTHER ASSETS: (2.2%)                              (248,082)
                                                                      ------------

    NET ASSETS: 100.0%
    Applicable to 1,125,205 outstanding $.001 par value shares
      (Authorized 350,000,000 for the Class A shares)                 $ 11,206,670
                                                                      ============

    Net Asset Value, Offering and Redemption Price Per Share          $       9.96
                                                                      ============

    Summary of Abbreviations

 *    Coupon rate shown represents yield to maturity at date of purchase.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2000, the aggregate value of the securities is $1,022,386 or 9.1% of the net assets.
 FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 FRN  Floating Rate Note
 MTN  Medium-Term Note
 REIT Real Estate Investment Trust
 Yankee U.S. dollar denominated security issued by a non-U.S. company in the U.S.

    See Notes to the Financial Statements.

SAMCO FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                            Aggregate      Intermediate
                                           Fixed Income    Fixed Income
                                               Fund            Fund
                                          --------------  --------------
ASSETS
Investments, at value (cost of
  $72,968,394 and $11,369,594,
  respectively)(Note 2 and 5)             $   73,175,089  $   11,454,752
Receivable for securities sold                 1,148,732         399,346
Interest receivable                              547,830         133,526
Receivable from investment advisor                10,263          20,239
Receivable for when-issued securities         10,189,378               -
Deferred organization costs                       41,623               -
                                          --------------  --------------
    Total assets                              85,112,915      12,007,863
                                          --------------  --------------

LIABILITIES
Payable for securities purchased                 986,547         711,003
Dividends payable                                318,076          56,935
Payable for when-issued securities            25,675,586               -
Accrued expenses and other liabilities            33,734          33,255
                                          --------------  --------------
    Total liabilities                         27,013,943         801,193
                                          --------------  --------------

NET ASSETS                                $   58,098,972  $   11,206,670
                                          ==============  ==============

SHARES OUTSTANDING                             6,012,785       1,125,205
                                          ==============  ==============

NET ASSET VALUE PER SHARE                 $         9.66  $         9.96
                                          ==============  ==============

COMPOSITION OF NET ASSETS
Paid-in capital                           $   60,309,413  $   11,249,518
Accumulated undistributed net investment
  income                                         101,788           8,197
Net accumulated realized loss on
  investments                                 (2,518,924)       (136,203)
Net unrealized appreciation on
  investments                                    206,695          85,158
                                          --------------  --------------
    Net assets applicable to capital
     stock outstanding                    $   58,098,972  $   11,206,670
                                          ==============  ==============

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SAMCO FUNDS, INC.
STATEMENTS OF OPERATIONS
OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                            Aggregate      Intermediate
                                           Fixed Income    Fixed Income
                                               Fund            Fund
                                          --------------  --------------
INVESTMENT INCOME
Dividend income                           $    128,151    $        8,487
Interest income                              3,839,144           743,298
                                          --------------  --------------
    Total income                             3,967,295           751,785
                                          --------------  --------------

EXPENSES
Investment advisory fees (Note 3)              140,794            27,298
Administration fees (Note 3)                    41,123             9,432
Legal fees                                      37,393             3,660
Audit fees                                      23,999            21,000
State registration filing fees                   7,025               974
Custodian fees                                  42,508            23,467
Amortization of organizational costs            18,830                 -
Transfer agent fees                              3,023               370
Insurance expense                                7,812             2,386
Directors fees                                  27,895             5,679
Miscellaneous fees and expenses                  4,254             1,745
                                          --------------  --------------
    Total operating expenses                   354,656            96,011
Waiver of investment advisory and
  administration fees and reimbursement
  of other expenses                           (102,502)          (47,281)
                                          --------------  --------------
    Net expenses                               252,154            48,730
                                          --------------  --------------
Net investment income                        3,715,141           703,055
                                          --------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized loss on investments              (634,764)          (59,810)
Net change in unrealized appreciation
  (depreciation) on investments                592,662            99,226
                                          --------------  --------------
    Net realized and unrealized gain
      (loss) on investments                    (42,102)           39,416
                                          --------------  --------------
Net increase in net assets resulting
  from operations                         $  3,673,039    $      742,471
                                          ==============  ==============

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SAMCO FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   Aggregate Fixed Income Fund        Intermediate Fixed Income Fund
                                ----------------------------------  ----------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                OCTOBER 31, 2000  OCTOBER 31, 1999  OCTOBER 31, 2000  OCTOBER 31, 1999
                                ----------------  ----------------  ----------------  ----------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS
Net investment income            $    3,715,141    $    2,773,279    $      703,055    $      219,337
Net realized loss on
  investments                          (634,764)       (1,848,785)          (59,810)          (76,393)
Net change in unrealized
  appreciation (depreciation)
  of investments                        592,662          (474,264)           99,226           (14,068)
                                 --------------    --------------    --------------    --------------
Net increase in net assets
  resulting from operations           3,673,039           450,230           742,471           128,876
                                 --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income           (3,692,482)       (2,731,435)         (702,602)         (211,593)
From net realized gains on
  investments                                 -          (508,624)                -                 -
                                 --------------    --------------    --------------    --------------
Total distributions to
  shareholders                       (3,692,482)       (3,240,059)         (702,602)         (211,593)

CAPITAL SHARE TRANSACTIONS
  (NOTE 6)                            1,833,390        15,176,143           240,536        11,008,982
                                 --------------    --------------    --------------    --------------

Total increase in net assets          1,813,947        12,386,314           280,405        10,926,265

NET ASSETS
Beginning of year                    56,285,025        43,898,711        10,926,265                 -
                                 --------------    --------------    --------------    --------------
End of year                      $   58,098,972    $   56,285,025    $   11,206,670    $   10,926,265
                                 ==============    ==============    ==============    ==============

UNDISTRIBUTED NET INVESTMENT
  INCOME, END OF YEAR            $      101,788    $       79,129    $        8,197    $        7,744
                                 ==============    ==============    ==============    ==============

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SAMCO FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             Aggregate Fixed Income Fund
                                     -------------------------------------------
                                     YEAR ENDED OCTOBER 31,  FOR THE PERIOD FROM
                                     ----------------------  DECEMBER 30, 1997*
                                        2000        1999     TO OCTOBER 31, 1998
                                     ----------  ----------  -------------------
Net asset value, beginning of year     $  9.67     $ 10.26         $ 10.00
                                       -------     -------         -------

INVESTMENT OPERATIONS
Net investment income                     0.63        0.56            0.21

Net realized and unrealized gain
  (loss) on investments                  (0.02)      (0.48)           0.46
                                       -------     -------         -------

    Total increase from investment
      operations                          0.61        0.08            0.67
                                       -------     -------         -------

DISTRIBUTIONS
From net investment income               (0.62)      (0.56)          (0.41)
From net realized gains on
  investments                               --       (0.11)             --
                                       -------     -------         -------
    Total distributions                  (0.62)      (0.67)          (0.41)
                                       -------     -------         -------

Net asset value, end of year           $  9.66     $  9.67         $ 10.26
                                       =======     =======         =======

TOTAL RETURN (a)                         6.63%       0.80%           6.87% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)        $58,099     $56,285         $43,899

Ratio of net expenses to average
  net assets                             0.45%       0.45%           0.45% (c)

Ratio of expenses to average net
  assets (before expense waivers
  and reimbursement of other
  expenses)                              0.63%       0.71%           1.03% (c)

Ratio of net investment income to
  average net assets                     6.57%       5.78%           5.17% (c)

Portfolio turnover rate                   522%        562%            478% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed
 (b)  Not annualized
 (c)  Annualized
  *   Commencement of investment operations

    See Notes to the Financial Statements

SAMCO FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             Intermediate Fixed Income Fund
                                          -------------------------------------
                                                            FOR THE PERIOD FROM
                                             YEAR ENDED       JUNE 30, 1999*
                                          OCTOBER 31, 2000  TO OCTOBER 31, 1999
                                          ----------------  -------------------
Net asset value, beginning of year             $  9.92            $ 10.00
                                               -------            -------

INVESTMENT OPERATIONS
Net investment income                             0.64               0.20

Net realized and unrealized gain (loss)
  on investments                                  0.04              (0.09)
                                               -------            -------

    Total increase from investment
      operations                                  0.68               0.11
                                               -------            -------

DISTRIBUTIONS
From net investment income                       (0.64)             (0.19)
                                               -------            -------
    Total distributions                          (0.64)             (0.19)
                                               -------            -------

Net asset value, end of year                   $  9.96            $  9.92
                                               =======            =======

TOTAL RETURN (a)                                 7.08%              1.13% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                $11,207            $10,926

Ratio of net expenses to average net
  assets                                         0.45%              0.45% (c)

Ratio of expenses to average net assets
  (before expense waivers and
  reimbursement of other expenses)               0.88%              1.81% (c)

Ratio of net investment income to
  average net assets                             6.44%              5.93% (c)

Portfolio turnover rate                           342%               117% (c)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed
 (b)  Not Annualized
 (c)  Annualized
  *   Commencement of investment operations

    See Notes to the Financial Statements

SAMCO FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION

SAMCO Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 4, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Company currently has two active portfolios, the SAMCO Aggregate Fixed Income Fund (the "Aggregate Fixed Income Fund") which commenced operations on December 30, 1997, and the SAMCO Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund") which commenced operations on June 30, 1999, (each a "Portfolio", collectively, the "Portfolios"). Prior to June 10, 1999, the Aggregate Fixed Income Fund was named the SAMCO Fixed Income Portfolio. The unamortized balance of organizational expenses at October 31, 2000 for the Aggregate Fixed Income Fund was $41,623. In the event that any of the initial 10,000 shares (the "Initial Shares") purchased by Seix Investment Advisors Inc. (the "Investment Adviser") are redeemed during the amortization period, the Aggregate Fixed Income Fund will be reimbursed by the Investment Adviser for any remaining unamortized costs in the same proportion as the number of Initial Shares redeemed bears to the total number of Initial Shares outstanding at the time of the redemption.

INVESTMENT OBJECTIVE

The Aggregate Fixed Income Fund is designed to provide investors with a total return, which consistently exceeds the total return of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index. The Intermediate Fixed Income Fund is designed to provide investors with a total return, which consistently exceeds the total return of the intermediate portion of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government/Corporate Index.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The following is a summary of the Funds significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments are valued daily at their market price, which results in unrealized gain or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Short-term securities purchased with sixty days or less remaining to maturity are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS

Securities transactions are recorded on a trade date basis. The Portfolios use the specific identification method for determining gain or loss on sales of securities.

INCOME

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolios accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition. Such securities are amortized on a straight-line basis.

SAMCO FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME TAX

There is no provision for Federal income or excise tax since the Portfolios intend to qualify as regulated investment companies ("RICs") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of their taxable income.

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Portfolios to declare and pay dividends from net investment income monthly. Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment, temporary differences do not require such reclassification.

OPERATING EXPENSES

Expenses are recorded on an accrual basis. Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of both portfolios or on another reasonable basis.

ORGANIZATION EXPENSES

The costs incurred by the Fund in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Aggregate Fixed Income Fund over a sixty-month period beginning with the commencement of its investment operations on December 30, 1997. On October 29, 1997, the Investment Adviser purchased 10,000 shares of common stock of the Fund for an aggregate purchase price of $100,000.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

The Fund's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as Investment Adviser, each Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.25% of its average daily net assets.

The Investment Adviser has voluntarily agreed to limit the total expenses of the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund (excluding interest, taxes, brokerage and extraordinary expenses) to annual rates of 0.45% of their average daily net assets. During the period ended October 31, 2000, the Investment Adviser voluntarily waived $102,502 and $27,298 of advisory fees, and reimbursed $0 and $19,983 for other expenses which are due from the Investment Adviser, for the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund, respectively.

ADMINISTRATOR

Pursuant to its Administration Agreement, Investors Bank & Trust Company (the "Administrator"), earns a fee for providing fund administration services to the Portfolios. Under this agreement, the Fund incurred $50,555 in administration fees for the period ended October 31, 2000.

SAMCO FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
DIRECTORS

Directors' fees of $22,813 and $4,387 were paid by the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund, respectively, for the year ended October 31, 2000 to Directors who are not employees of the Investment Adviser. Directors who are not employees of the Investment Adviser received an annual retainer of $2,000, payable quarterly and $1,000 per meeting attended.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments, other than short-term investments, for the year ended October 31, 2000 were as follows:

                                            PURCHASES                            SALES
                                ---------------------------------  ---------------------------------
          PORTFOLIO             U.S. GOVERNMENT  OTHER SECURITIES  U.S. GOVERNMENT  OTHER SECURITIES
----------------------------------------------------------------------------------------------------
Aggregate Fixed Income Fund      $287,698,614      $70,659,396      $282,241,851      $68,793,600

Intermediate Fixed Income Fund     21,789,646       14,048,429        21,782,011       13,820,117

The components of net unrealized appreciation of investments for federal tax purposes at October 31, 2000 for the Portfolios are as follows:

                                                                              COST FOR FEDERAL
          PORTFOLIO             APPRECIATION  DEPRECIATION  NET APPRECIATION    TAX PURPOSES
----------------------------------------------------------------------------------------------
Aggregate Fixed Income Fund       $438,617     $(242,618)       $195,999        $72,979,090

Intermediate Fixed Income Fund      98,863       (14,340)         84,523         11,370,229

For federal income tax purposes at October 31, 2000, the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund had capital loss carryovers of $2,508,775 and $135,568, respectively. These amounts, if not applied against any future net securities profits realized subsequent to October 31, 2000, will expire in fiscal 2007 ($1,855,084 and $69,416, respectively) and fiscal 2008 ($653,691 and $66,152, respectively).

5. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Portfolios and repurchase such securities from the Portfolios at a mutually agreed upon price and date.

The Portfolios will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SAMCO FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for the Aggregate Fixed Income Fund were as follows for the periods indicated:

                                     YEAR ENDED              YEAR ENDED
                                  OCTOBER 31, 2000        OCTOBER 31, 1999
                                ---------------------  ----------------------
                                 SHARES     AMOUNT      SHARES      AMOUNT
                                ---------------------------------------------
Shares Sold                      412,910  $ 3,965,375  1,789,540  $17,634,566
Shares Reinvested                331,855    3,163,067    299,470    2,969,916
Shares Redeemed                 (553,972)  (5,295,052)  (547,552)  (5,428,339)
                                ---------------------------------------------
  NET INCREASE                   190,793  $ 1,833,390  1,541,458  $15,176,143
                                =============================================

Transactions in capital stock for the Intermediate Fixed Income Fund were as follows for the period indicated:

                                                    FOR THE PERIOD FROM
                                   YEAR ENDED        JUNE 30, 1999* TO
                                OCTOBER 31, 2000      OCTOBER 31, 1999
                                -----------------  ----------------------
                                SHARES    AMOUNT    SHARES      AMOUNT
                                -----------------------------------------
Shares Sold                        -     $  -      1,100,898  $11,008,982
Shares Reinvested                24,307   240,536      -           -
Shares Redeemed                    -        -          -           -
                                -----------------------------------------

    NET INCREASE                 24,307  $240,536  1,100,898  $11,008,982
                                =======  ========  =========  ===========

   *  Commencement of investment operations

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

CHANGE IN AUDITOR

For the fiscal year ended October 31, 1999 and for previous years, Ernst & Young LP ("E&Y") served as independent auditor for SAMCO Funds, Inc. (the "Fund"). On December 15, 1999, the Board of Directors and the Audit Committee of the Fund approved a change in the independent auditor by selecting Deloitte & Touche LLP ("D&T") as independent auditor for the fiscal year ended October 31, 2000. The Board's selection of D&T did not result from any dispute between the Fund and E&Y, and E&Y's reports for the last two fiscal years did not contain any adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the two fiscal years ended October 31, 1999 and during the period prior to the selection of D&T, there was no disagreement between E&Y and the Fund on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure. During the two fiscal years ended October 31, 1999 and during the period prior to the selection of D&T, there were no reportable events as defined by Item 304 (a) (1) (v) of Regulation S-K and the Fund has not consulted D&T regarding any matter defined in Item 304 (a) (2) of Regulation S-K prior to their engagement.

SAMCO FUNDS, INC.
INDEPENDENT AUDITORS REPORT
--------------------------------------------------------------------------------

Shareholders and Board of Directors
SAMCO Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SAMCO Funds, Inc. (comprising the SAMCO Aggregate Fixed Income Fund and SAMCO Intermediate Fixed Income Fund) (the "Funds") as of October 31, 2000, the related statements of operations, the statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of the funds for the year ended October 31, 1999 and the financial highlights for the period then ended and the period ended October 31, 1998 were audited by other auditors whose report dated December 7, 1999, expressed an unqualified opinion thereon.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at October 31, 2000 , and the results of their operations, the changes in their net assets, and the financial highlights for the stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York
December 1, 2000

SAMCO FUNDS, INC.
FEDERAL TAX INFORMATION (UNAUDITED)
OCTOBER 31, 2000
--------------------------------------------------------------------------------

The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 2001.

SAMCO FUNDS, INC.
OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION
OCTOBER 31, 2000
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Christina Seix
CHAIRMAN AND DIRECTOR
  OF THE FUND

John G. Talty
DIRECTOR AND PRESIDENT
  OF THE FUND

C. Alan MacDonald
DIRECTOR OF THE FUND

John E. Manley, Sr.
DIRECTOR OF THE FUND

John R. O'Brien
DIRECTOR OF THE FUND

Peter J. Bourke
DIRECTOR AND VICE PRESIDENT
  OF THE FUND

William E. Vastardis
TREASURER OF THE FUND

Jeffrey J. Gaboury
ASSISTANT TREASURER
  OF THE FUND

Cynthia Surprise
SECRETARY OF THE FUND

Sandra I. Madden
ASSISTANT SECRETARY
  OF THE FUND

INVESTMENT ADVISER

Seix Investment Advisors Inc.
300 Tice Blvd.
Woodcliff Lake, NJ 07675

DISTRIBUTOR

First Fund Distributors, Inc.
4455 East Camelback Road
Suite 261 E
Phoenix, AZ 85018

ADMINISTRATOR, CUSTODIAN AND FUND
ACCOUNTING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert
1500 K Street, N.W.
Washington, D.C. 20005-1208

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281